Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Total revenues	$ 688,607,542	$ 633,079,773	$ 702,095,390
Total cost of revenues	(672,562,832)	(620,989,960)	(688,832,965)
Gross profit	16,044,710	12,089,813	13,262,425
Operating expenses
Selling and marketing expenses	(39,664)	(101,302)	(70,600)
General and administrative expenses	(5,249,099)	(5,127,137)	(5,730,970)
Depreciation expenses	(4,758,014)	(4,257,189)	(2,974,083)
Total operating expenses	(10,046,777)	(9,485,628)	(8,775,653)
Income from operations	5,997,933	2,604,185	4,486,772
Other (expenses) income
Interest income	52,126	10,264	11,268
Sundry income	2,022,473	3,321,563	704,626
Interest expenses	(4,598,376)	(2,203,061)	(1,983,204)
Share of losses of associate	(710)
Total other (expenses) income, net	(2,524,487)	1,128,766	(1,267,310)
Income before income taxes	3,473,446	3,732,951	3,219,462
Income tax (expenses) benefits	(1,428,299)	(774,239)	8,660
Net income	2,045,147	2,958,712	3,228,122
Less: income attributable to non-controlling interest	(167,910)	(962,761)	(855,167)
Net income attributable to controlling interest	$ 1,877,237	$ 1,995,951	$ 2,372,955
Weighted average number of ordinary shares outstanding:
Ordinary shares - Basic	20,000,000	20,000,000	20,000,000
Ordinary shares - Diluted	20,000,000	20,000,000	20,000,000
Earnings per share:
Basic	$ 0.09	$ 0.10	$ 0.12
Diluted	$ 0.09	$ 0.10	$ 0.12
Other comprehensive income:
Net income	$ 2,045,147	$ 2,958,712	$ 3,228,122
Foreign currency translation adjustments	276,068	1,887,789	(311,976)
Total comprehensive income	2,321,215	4,846,501	2,916,146
Comprehensive income including non-controlling interest	2,321,215	4,846,501	2,916,146
Comprehensive income attributable to non-controlling interest	(167,781)	(832,987)	(683,369)
Comprehensive income attributable to controlling interest	2,153,434	4,013,514	2,232,777
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total revenues	688,430,008	632,789,396	701,584,171
Total cost of revenues	(671,615,772)	(619,866,604)	(687,393,895)
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total revenues	177,534	290,377	511,219
Total cost of revenues	$ (947,060)	$ (1,123,356)	$ (1,439,070)